Other assets (Tables)	12 Months Ended
Dec. 31, 2018
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Other Assets

The other assets consist of the following:

	As of December 31,
	2017	2018
Prepayment and other current assets
Receivables from payment- processing- service providers	6,142	31,793
Subscription fees receivables due from distribution channels and online commerce platform partners for unconsumed courses	7,428	28,580
Value-added tax receivable	162	13,352
Prepaid rental fee	1,118	9,046
Rental deposits refundable within one year	1,707	6,619
Prepaid advertising fees	286	5,856
Loans and advance to employees(a)	808	4,972
Prepaid insurance fees	—	4,245
Prepayments of service fees	900	2,835
Prepaid interest and service fees to loan companies (Note 11)	2,933	321
Others	423	1,933

Total repayment and other current assets	21,907	109,552

Non-current
Long-term rental deposits	1,498	7,370
Prepayment for property and equipment	—	4,641

Total non-current	1,498	12,011

(a)

Loans and advance to employees consists of 1) loans to the employees of RMB 4,959 (US$721) for the payment of individual income tax for the granted options. These loans are interest free and will be repaid upon the options are exercised; and 2) advance to employees of RMB 13(US$2) for future travel and other business related purpose.